NATURE OF BUSINESS	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
NATURE OF BUSINESS

1.	NATURE OF BUSINESS

Description of Business

The Real Brokerage Inc. (“Real” or the “Company”) is a growing real estate technology company that operates across all 50 U.S. states, the District of Columbia, and five Canadian provinces. As a licensed real estate brokerage, the Company’s revenue is generated primarily by processing real estate transactions which entitle us to commissions. The Company pays a portion of its commission revenue to real estate agents who are affiliated with the Company. Real operates as a fully digital brokerage and offers ancillary services such as mortgage origination, title and escrow services, and financial technology and lending products.